Income Tax Provision (Details) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Income Tax Provision [Abstract]
Net operating loss carryforward	$ 6,152,000	$ 2,708,000
Stock-based compensation	912,000	343,000
Impairment of note receivable	85,000
Loss on sale of investment in OCHL	1,116,000
Equity in earnings of OCHL	(53,000)	(164,000)
Total deferred tax assets	8,212,000	2,887,000
Valuation allowance	(8,212,000)	(2,887,000)
Net deferred tax asset